Deposits and Subordinated Debt	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Deposits and Subordinated Debt
Note 4:
Deposits
and Subordinated Debt
Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice (1)	Payable on a fixed date (2) (3)	April 30, 2025	October 31, 2024
Amortized cost deposits by:
Banks (4)	$4,422	$1,881	$1,627	$19,851	$27,781	$32,546
Business and government	72,600	40,636	202,401	245,118	560,755	575,019
Individuals	4,207	36,111	148,266	129,213	317,797	320,767
Total amortized cost deposits	81,229	78,628	352,294	394,182	906,333	928,332
Deposits at FVTPL	-	-	-	51,934	51,934	54,108
Total (5)	$81,229	$78,628	$352,294	$446,116	$958,267	$982,440
Booked in:
Canada	$70,603	$67,839	$155,961	$314,544	$608,947	$618,141
United States	10,553	10,788	194,481	86,577	302,399	314,066
Other countries	73	1	1,852	44,995	46,921	50,233
Total	$81,229	$78,628	$352,294	$446,116	$958,267	$982,440

(1)	Includes $43,388 million of non-interest bearing deposits as at April 30, 2025 ($44,617 million as at October 31, 2024).
(2)
Includes $61,837 million of senior unsecured debt as at April 30, 2025 subject to the Bank Recapitalization (Bail-In) regime ($65,986 million as at October 31, 2024). The Bail-In regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(3)
Deposits totalling $28,685 million as at April 30, 2025 ($29,136 million as at October 31, 2024) can be redeemed early, either fully or partially, by customers without penalty. These are classified as payable on a fixed date, based on their remaining contractual maturities.

(4)	Includes regulated and central banks.
(5)
Includes $503,272 million of deposits denominated in U.S. dollars as at April 30, 2025 ($521,160 million as at October 31, 2024), and $55,220 million of deposits denominated in other foreign currencies ($54,397 million as at October 31, 2024).

The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at April 30, 2025	$ 265,717	$ 76,703	$ 44,995	$387,415
As at October 31, 2024	285,555	77,313	48,086	410,954
The following table presents the maturity schedule for deposits payable on a fixed date greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at April 30, 2025	$ 60,424	$ 34,449	$ 47,389	$ 123,455	$265,717
As at October 31, 2024	63,442	33,704	62,674	125,735	285,555

Subordinated Debt
On May 6, 2025, we announced our intention to redeem all of our $1,250 million 2.077% Series J Medium-Term Notes (NVCC) Second Tranche, at a redemption price of 100% of the principal amount plus accrued and unpaid interest to, but excluding, the redemption date on June 17, 2025.
On March 5, 2025, we issued $1,250 million of 4.077
% Series N Medium-Term Notes First Tranche (NVCC) through our Canadian Medium-Term Note Program. The notes will reset to a floating rate on
March 5, 2030.